UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-09607
Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)
Bruce R. Berkowitz
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-202-2263
Date of fiscal year end: November 30
Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME FUNDS, INC.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2016

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

May 31, 2016

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2006 — May 31, 2016

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2016.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

Inception through May 31, 2016

THE INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $10,000 investment from inception to the latest semi-annual period ending May 31, 2016.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

Inception through May 31, 2016

THE ALLOCATION FUND VS. The BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $10,000 investment from inception to the latest semi-annual period ending May 31, 2016.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2016

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2016, the end of the Funds’ second fiscal quarter of 2016, and NAVs at other pertinent dates, were as follows:

	05/31/2016 Shares Outstanding	05/31/2016 NAV (unaudited)	11/30/2015 NAV (audited)	05/31/2015 NAV (unaudited)
The Fairholme Fund	155,157,627	$18.81	$34.24	$35.33
The Income Fund	20,063,030	$10.60	$10.72	$11.12
The Allocation Fund	28,189,129	$8.05	$10.40	$11.88

At June 30, 2016, the unaudited NAVs of The Fairholme Fund, The Income Fund, and The Allocation Fund were $19.00, $10.64, and $8.27 per share, respectively.

Performance figures below are shown for the Funds’ semi-annual period ended May 31, 2016, and do not match calendar year figures for the period ended June 30, 2016, cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 05/31/2016	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999

Cumulative:
The Fairholme Fund	(7.79)%	(10.64)%	18.07%	60.60%	218.93%	382.37%
S&P 500 Index	1.93%	1.72%	73.62%	104.40%	125.26%	96.58%

Annualized:
The Fairholme Fund		(10.64)%	3.38%	4.85%	8.04%	10.05%
S&P 500 Index		1.72%	11.67%	7.41%	5.56%	4.20%

For the six months ended May 31, 2016, The Fairholme Fund was outperformed by the S&P 500 Index (“S&P 500”) by 9.72 percentage points while over the last year The Fairholme Fund was outperformed by the S&P 500 by 12.36 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 5.85 percentage points per annum, or on a cumulative basis, 285.79 percentage points over sixteen years and five months.

The Income Fund Performance to 05/31/2016	Six Months	One Year	Five Year	Since Inception 12/31/2009

Cumulative:
The Income Fund	2.42%	0.76%	35.07%	58.40%
Barclays Bond Index	3.12%	2.99%	17.81%	29.31%

Annualized:
The Income Fund		0.76%	6.20%	7.43%
Barclays Bond Index		2.99%	3.33%	4.09%

For the six months ended May 31, 2016, The Income Fund was outperformed by the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 0.70 percentage points while over the last year The Income Fund was outperformed by the Barclays Bond Index by 2.23 percentage points. From inception, The Income Fund outperformed the Barclays Bond Index by 3.34 percentage points per annum, or on a cumulative basis, 29.09 percentage points over six years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2016

The Allocation Fund Performance to 05/31/2016	Six Months	One Year	Five Year	Since Inception 12/31/2010

Cumulative:
The Allocation Fund	(7.36)%	(18.90)%	16.48%	6.81%
Barclays Bond Index	3.12%	2.99%	17.81%	21.38%
S&P 500 Index	1.93%	1.72%	73.62%	87.20%

Annualized:
The Allocation Fund		(18.90)%	3.10%	1.22%
Barclays Bond Index		2.99%	3.33%	3.64%
S&P 500 Index		1.72%	11.67%	12.27%

For the six months ended May 31, 2016, The Allocation Fund was outperformed by the Barclays Bond Index and the S&P 500 by 10.48 and 9.29 percentage points, respectively, while over the last year The Allocation Fund was outperformed by the Barclays Bond Index and S&P 500 by 21.89 and 20.62 percentage points, respectively. From inception, The Allocation Fund was outperformed by the Barclays Bond Index and the S&P 500 by 2.42 and 11.05 percentage points per annum, respectively, or on a cumulative basis, 14.57 and 80.39 percentage points over five years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices of securities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period, and that a Fund may have made significant new purchases that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out the Funds’ policy may result in shorter holding periods.

The Manager invests each Fund’s assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of each Fund’s assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2016, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 29.9%, 26.9%, and 23.2% of The Fairholme Fund, The Income Fund, and The Allocation Fund total assets, respectively. Since inception, the Funds have held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Funds’ liquidity.

Each Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Funds can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2016

and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Funds may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Funds to the risk of an unanticipated industry condition as well as risks specific to a single company or security.

The commentaries below provide details of each fund’s portfolio holdings by issuer and sector, as well as report the most significant positive and negative performance by investment for the six months ended May 31, 2016.

Recuperation in both the Oil and Natural Gas Exploration industry sectors during the period led to the most significant gains in each of the Funds, whereas the challenging retail industry environment in the same period placed negative pressure on performance for each of the Funds.

The Manager made no changes to the investment strategies and techniques it employs during the six months ended May 31, 2016.

For the six months ended May 31, 2016, The Fairholme Fund investments that performed the best were Chesapeake Energy Corp., Federal National Mortgage Association, Seritage Growth Properties, and Federal Home Loan Mortgage Corp. The biggest contributors to negative performance were investments in Sears Holdings Corp., American International Group, Inc., The St. Joe Co., Sears Canada, Inc., Canadian Natural Resources Ltd., and Lands’ End, Inc. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2016.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

The St. Joe Co.	13.8%	Cash and Cash Equivalents**	30.0%
Federal National Mortgage Association	11.5%	Mortgage Finance	21.4%
Sears Holdings Corp.	10.6%	Real Estate Management & Development	13.8%
Federal Home Loan Mortgage Corp.	9.9%	Retail Department Stores	11.7%
Chesapeake Energy Corp.	8.0%	Oil & Natural Gas Exploration	8.0%
Imperial Metals Corp.	5.8%	Metals & Mining	5.8%
Seritage Growth Properties	3.3%	Real Estate Investment Trusts	3.3%
American International Group, Inc.	2.9%	Multi-Line Insurance	2.9%
Lands’ End, Inc.	1.4%	Retailer	1.4%
Sears Canada, Inc.	1.0%	Oil & Gas Drilling	0.9%

	68.2%		99.2%

*	Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.
**	Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2016

For the six months ended May 31, 2016, The Income Fund investments that performed the best were Chesapeake Energy Corp., Seritage Growth Properties, and Federal Home Loan Mortgage Corp. The biggest contributors to negative performance were investments in Sears Holdings Corp. and Atwood Oceanics, Inc. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2016.

The Income Fund Top Holdings by Issuer* (% of Net Assets)		The Income Fund Top Sectors (% of Net Assets)
Imperial Metals Corp.	20.2%	Cash and Cash Equivalents**	27.1%
Sears Holdings Corp.	10.4%	Metals & Mining	20.2%
Seritage Growth Properties	8.1%	Mortgage Finance	12.2%
Chesapeake Energy Corp.	7.7%	Retail Department Stores	10.4%
Federal National Mortgage Association	6.2%	Real Estate Investment Trusts	8.1%
Federal Home Loan Mortgage Corp.	6.0%	Oil & Natural Gas Exploration	7.7%
Homefed Corp.	4.4%	Real Estate Management & Development	4.4%
Atwood Oceanics, Inc.	4.0%	Oil & Gas Drilling	4.0%
GMAC Capital Trust I, Inc.	2.9%	Consumer Finance	2.9%

	69.9%		97.0%

*	Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.
**	Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

For the six months ended May 31, 2016, The Allocation Fund investments that performed the best were Seritage Growth Properties, Chesapeake Energy Corp., Federal National Mortgage Association, and Federal Home Loan Mortgage Corp. The biggest contributors to negative performance were investments in Sears Holdings Corp., Bank of America Corp., American International Group, Inc., Sears Canada, Inc., Imperial Metals Corp., Canadian Natural Resources Ltd., and Leucadia National Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2016.

The Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Allocation Fund Top Sectors (% of Net Assets)

Seritage Growth Properties	19.8%	Cash and Cash Equivalents**	23.2%
Sears Holdings Corp.	11.0%	Real Estate Investment Trusts	19.8%
Chesapeake Energy Corp.	9.2%	Mortgage Finance	16.8%
Federal National Mortgage Association	8.9%	Retail Department Stores	13.2%
Federal Home Loan Mortgage Corp.	7.9%	Oil & Natural Gas Exploration	9.2%
Bank of America Corp.	5.8%	Diversified Banks	5.8%
Imperial Metals Corp.	4.9%	Metals & Mining	4.9%
American International Group, Inc.	3.1%	Multi-Line Insurance	3.1%
Atwood Oceanics, Inc.	2.6%	Oil & Gas Drilling	2.6%
Sears Canada, Inc.	2.2%	Retailer	1.1%

	75.4%		99.7%

*	Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.
**	Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2016

The Funds may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose a Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Prospectus and Statement of Additional Information.

The Funds’ Officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Funds have been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, continues to have a significant personal stake in The Fairholme Fund, The Income Fund, and The Allocation Fund, holding an aggregate 5,590,671, 1,250,120, and 10,034,465 shares, respectively, at May 31, 2016. While there is no requirement that Mr. Berkowitz own shares of the Funds, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Funds to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Funds are also Officers of the Manager. Nevertheless, at May 31, 2016, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Funds, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2015

through May 31, 2016 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Fairholme Allocation Fund shares redeemed within 60 days of purchase), and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following examples are intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested in the Funds at December 1, 2015, and held for the entire six month period ending May 31, 2016.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2015 Through May 31, 2016*
The Fairholme Fund
Actual	$1,000.00	$922.10	1.03%	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.03%	$5.20
The Income Fund
Actual	$1,000.00	$1,024.20	1.00%	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05
The Allocation Fund
Actual	$1,000.00	$926.40	1.00%	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 25.0%

	REAL ESTATE INVESTMENT TRUSTS — 3.3%
2,084,600	Seritage Growth Properties (a)	$96,329,366

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.8%
23,136,502	The St. Joe Co. (a)(b)(c)	402,112,405

	RETAIL DEPARTMENT STORES — 6.5%
14,497,773	Sears Holdings Corp. (a)(c)(d)	185,861,450
640,300	Sears Hometown and Outlet Stores, Inc. (b)	3,982,666

		189,844,116

	RETAILER — 1.4%
2,415,527	Lands’ End, Inc. (a)(b)	40,508,388

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,645,800,421)		728,794,275

	FOREIGN EQUITY SECURITIES — 2.0%

	CANADA — 2.0%

	METALS & MINING — 1.0%
7,152,813	Imperial Metals Corp. (a)(b)	30,109,067

	RETAIL DEPARTMENT STORES — 1.0%
10,075,672	Sears Canada, Inc. (a)(b)	28,312,638

TOTAL FOREIGN EQUITY SECURITIES (COST $152,946,738)		58,421,705

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 21.4%

	MORTGAGE FINANCE — 21.4%
	Federal Home Loan Mortgage Corp.
50,025,248	7.875%,Series Z (b)(e)	$223,112,606
5,750,575	5.570%,Series V (b)	19,839,484
2,726,100	6.550%,Series Y (b)	10,277,397
1,614,250	0.680%,Series M (b)(e)	10,089,063
1,308,929	1.180%,Series B (b)(e)	8,246,253
1,119,600	5.100%,Series H (b)	7,669,260
519,142	1.680%,Series L (b)(e)	3,244,637
450,000	5.900%,Series U (b)	1,570,500
437,340	5.660%,Series W (b)	1,574,424
200,000	5.000%,Series F (b)	1,280,000
	Federal National Mortgage Association
57,852,719	7.750%,Series S (b)(e)	270,750,725
5,049,643	7.000%,Series O (b)(e)	38,124,805
3,558,097	4.500%,Series P (b)(e)	12,987,054
1,557,500	6.750%,Series Q (b)	6,323,450
1,500,000	7.625%,Series R (b)	6,480,000
256,000	0.400%,Series G (b)(e)	1,792,000

		623,361,658

	RETAIL DEPARTMENT STORES — 0.0%
15,405	Sears Roebuck Acceptance Corp.
	7.400%(a)(c)(d)	162,523

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $691,238,371)		623,524,181

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

Shares		Value

	WARRANTS — 3.5%

	DIVERSIFIED BANKS — 0.6%
4,250,218	Bank of America Corp.,
	Vested, Strike Price $13.067, Expire 01/16/2019 (b)(f)	$17,043,374

	MULTI-LINE INSURANCE — 2.9%
4,393,036	American International Group, Inc.,
	Vested, Strike Price $44.734, Expire 01/19/2021 (b)(f)	82,940,520

	RETAIL DEPARTMENT STORES — 0.0%
222,319	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	949,302

TOTAL WARRANTS (COST $99,073,166)		100,933,196

Principal

	DOMESTIC CORPORATE BONDS — 13.1%

	OIL & GAS DRILLING — 0.9%
$41,863,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	25,197,340

	OIL & NATURAL GAS EXPLORATION — 8.0%
	Chesapeake Energy Corp.
1,000,000	6.500%, 08/15/2017	938,800
110,739,000	7.250%, 12/15/2018	94,969,766
14,759,000	3.878%, 04/15/2019 (e)	10,958,557
193,740,000	6.625%, 08/15/2020	127,229,058

		234,096,181

	RETAIL DEPARTMENT STORES — 4.2%
	Sears Holdings Corp.
7,715,000	6.625%, 10/15/2018 (a)(c)(d)	6,832,404
143,408,000	8.000%, 12/15/2019 (a)(c)(d)	110,624,931
	Sears Roebuck Acceptance Corp.
823,000	6.875%, 10/15/2017 (a)(c)(d)	691,896
6,886,000	7.500%, 10/15/2027 (a)(c)(d)	4,473,146

		122,622,377

TOTAL DOMESTIC CORPORATE BONDS (COST $432,196,676)		381,915,898

Principal		Value

	FOREIGN CORPORATE BONDS — 4.8%

	CANADA — 4.8%

	METALS & MINING — 4.8%
	Imperial Metals Corp.
$156,780,000	7.000%, 03/15/2019 (a)(g)	$141,525,306

TOTAL FOREIGN CORPORATE BONDS (COST $148,947,487)		141,525,306

	COMMERCIAL PAPER — 20.2%

	AUTO MANUFACTURERS — 0.7%
21,127,000	Ford Motor Credit Co.
	0.670%, 06/13/2016 (g)(h)	21,121,774

	AUTOMOTIVE RETAIL — 4.1%
	AutoNation, Inc.
35,000,000	0.950%, 06/01/2016 (g)(h)	34,999,076
45,000,000	1.000%, 06/02/2016 (g)(h)	44,998,355
30,000,000	1.050%, 06/06/2016 (g)(h)	29,996,660
10,000,000	AutoZone, Inc.
	0.600%, 06/07/2016 (g)(h)	9,999,086

		119,993,177

	DIVERSIFIED TELECOMMUNICATIONS — 1.7%
50,000,000	Telus Corp.
	0.640%, 06/03/2016 (g)(h)	49,998,083

	ENERGY SERVICES — 3.6%
	Duke Energy Corp.
70,000,000	0.570%, 06/01/2016 (g)(h)	69,999,115
33,800,000	0.630%, 06/03/2016 (g)(h)	33,798,704

		103,797,819

	HOME FURNISHINGS — 3.8%
	Mohawk Industries, Inc.
30,000,000	0.660%, 06/01/2016 (g)(h)	29,999,621
45,000,000	0.600%, 06/03/2016 (g)(h)	44,998,275
35,000,000	0.630%, 06/08/2016 (g)(h)	34,995,100

		109,992,996

	LODGING — 0.5%
15,000,000	Wyndham Worldwide Co.
	0.950%, 06/01/2016 (g)(h)	14,999,727

	MULTIMEDIA — 2.9%
85,000,000	Viacom, Inc.
	1.000%, 06/09/2016 (g)(h)	84,989,906

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 20.2%

	OIL & NATURAL GAS EXPLORATION — 2.9%
	Canadian Natural Resources Ltd.
$ 30,000,000	1.050%, 06/06/2016 (g)(h)	$29,996,760
55,000,000	1.200%, 06/07/2016 (g)(h)	54,993,049

		84,989,809

TOTAL COMMERCIAL PAPER (COST $589,874,467)		589,883,291

	U.S. GOVERNMENT OBLIGATIONS — 5.1%
50,000,000	U.S. Treasury Bills 0.241%, 07/28/2016 (h)	49,979,250
100,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	99,796,900

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $149,889,222)		149,776,150

Shares		Value

	MONEY MARKET FUNDS — 4.7%
136,654,152	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35% (i)	$136,654,152

TOTAL MONEY MARKET FUNDS (COST $136,654,152)		136,654,152

TOTAL INVESTMENTS — 99.8% (COST $4,046,620,700)		2,911,428,154
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	6,393,397

NET ASSETS — 100.0%		$2,917,821,551

(a)	Affiliated Company. See Note 7.
(b)	Non-income producing security.
(c)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $711,708,057, which represents 24.39% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2016 Carrying Value Per Unit
7,715,000	Sears Holdings Corp., 6.625%	09/10/2015-10/30/2015	$7,757,214	$88.56
143,408,000	Sears Holdings Corp., 8.000%	09/10/2015-10/30/2015	$144,784,138	$77.14
14,497,773	Sears Holdings Corp.	09/19/2005-12/11/2015	$881,679,980	$12.82
222,319	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,947,990	$4.27
6,886,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,138,365	$64.96
823,000	Sears Roebuck Acceptance Corp., 6.875%	09/23/2015-09/29/2015	$796,978	$84.07
15,405	Sears Roebuck Acceptance Corp., 7.400%	09/08/2015-09/24/2015	$253,311	$10.55
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$17.38

(d)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(e)	Variable rate security. Rates shown are the effective rates as of May 31, 2016.
(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on May 31, 2016, had a conversion ratio of 1:1.11 and 1:1.006, respectively.

(g)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $731,408,597, which represents 25.07% of The Fairholme Fund’s net assets.

(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of May 31, 2016.

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2016 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $1,941,538,555)	$1,862,935,332
Affiliated Issuers (Cost — $2,105,082,145)	1,048,492,822

Total Investments, at Fair Value (Cost — $4,046,620,700)	2,911,428,154
Interest Receivable	16,336,911
Receivable for Capital Shares Sold	1,077,901

Total Assets	2,928,842,966

Liabilities
Payable for Capital Shares Redeemed	8,303,545
Accrued Management Fees	2,418,260
Accrued Legal Expenses	299,610

Total Liabilities	11,021,415

NET ASSETS	$2,917,821,551

Net Assets Consist of:
Paid-In Capital	$3,915,357,127
Undistributed Net Investment Income	24,006,123
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	113,650,847
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(1,135,192,546)

NET ASSETS	$2,917,821,551

Shares of Common Stock Outstanding* ($0.0001 par value)	155,157,627

Net Asset Value, Offering and Redemption Price Per Share ($2,917,821,551 / 155,157,627 shares)	$18.81

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2016 (Unaudited)
Investment Income
Interest — Unaffiliated Issuers	$23,004,943
Interest — Affiliated Issuers	13,010,881
Dividends — Unaffiliated Issuers (net of $217,968 in foreign taxes withheld)	1,812,907
Dividends — Affiliated Issuers	1,577,700

Total Investment Income	39,406,431

Expenses
Management Fees	14,976,988
Legal Expenses	435,913

Total Expenses	15,412,901

Net Investment Income	23,993,530

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency
Related Transactions
Unaffiliated Issuers	129,384,059
Affiliated Issuers	3,225,219
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(549,626,075)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(417,016,797)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(393,023,267)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Fiscal Year Ended November 30, 2015
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$23,993,530	$73,560,906
Net Realized Gain on Investments and Foreign Currency Related Transactions	132,609,278	1,499,575,532
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(549,626,075)	(1,679,802,694)

Net Decrease in Net Assets from Operations	(393,023,267)	(106,666,256)

From Dividends and Distributions to Shareholders
Net Investment Income	(73,562,659)	—
Net Realized Capital Gains from Investment Transactions	(1,509,019,832)	(538,063,047)

Net Decrease in Net Assets from Dividends and Distributions	(1,582,582,491)	(538,063,047)

From Capital Share Transactions
Proceeds from Sale of Shares	229,920,236	274,869,917
Shares Issued in Reinvestment of Dividends and Distributions	1,450,080,952	475,827,681
Redemption Fees	175,194	240,567
Cost of Shares Redeemed	(1,399,103,498)	(2,270,739,382)

Net Increase (Decrease) in Net Assets from Shareholder Activity	281,072,884	(1,519,801,217)

NET ASSETS
Net Decrease in Net Assets	(1,694,532,874)	(2,164,530,520)
Net Assets at Beginning of Period	4,612,354,425	6,776,884,945

Net Assets at End of Period	$2,917,821,551	$4,612,354,425

Undistributed Net Investment Income at End of Period	$24,006,123	$73,575,252

SHARES TRANSACTIONS
Issued	12,822,254	7,865,752
Reinvested	76,199,735	13,456,741
Redeemed	(68,568,683)	(65,125,309)

Net Increase (Decrease) in Shares	20,453,306	(43,802,816)
Shares Outstanding at Beginning of Period	134,704,321	178,507,137

Shares Outstanding at End of Period	155,157,627	134,704,321

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2016 (unaudited)		For the Fiscal Year Ended November 30,
			2015		2014		2013		2012	2011
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$34.24		$37.96		$42.76		$29.89		$25.10	$34.19

Investment Operations
Net Investment Income (Loss)(1)	0.14		0.46		(0.19)		(0.10)		0.15	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments		(2.66)	(1.10)		(1.21)		12.97		5.55	(6.95)

Total from Investment Operations		(2.52)	(0.64)		(1.40)		12.87		5.70	(7.02)

Dividends and Distributions
From Net Investment Income		(0.60)	—		—		—		(0.70)	(0.39)
From Realized Capital Gains		(12.31)	(3.08)		(3.40)		—		—	(1.69)
From Return of Capital	—		—		—		—		(0.21)	—

Total Dividends and Distributions		(12.91)	(3.08)		(3.40)		—		(0.91)	(2.08)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	0.01

NET ASSET VALUE, END OF PERIOD	$18.81		$34.24		$37.96		$42.76		$29.89	$25.10

TOTAL RETURN	(7.79	)%(3)	(1.95)%		(3.50)%		43.06%		23.69%	(22.10)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$2,917,822		$4,612,354		$6,776,885		$8,789,849		$6,992,078	$8,015,294
Ratio of Expenses to Average Net Assets	1.03	%(4)(5)	1.03	%(6)	1.06	%(7)	1.02	%(8)(9)	1.00%	1.01	%(10)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60	%(4)	1.31%		(0.48)%		(0.29)%		0.52%	(0.22)%
Portfolio Turnover Rate	7.28	%(3)	40.46%		1.62%		15.59%		1.57%	43.95%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.03% is attributable to legal expenses incurred outside of the 1.00% management fee.
(6)

0.03% is attributable to legal expenses incurred outside of the 1.00% management fee and less than 0.01% is attributable to registration fees and miscellaneous expenses incurred outside of the 1.00% management fee.

(7)	0.04% is attributable to legal expenses incurred outside of the 1.00% management fee and 0.02% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee.
(8)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(9)	Less than 0.01% is attributable to interest expenses incurred outside of the 1.00% management fee.
(10)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 8.1%

	REAL ESTATE INVESTMENT TRUSTS — 8.1%
375,100	Seritage Growth Properties	$17,333,371

TOTAL DOMESTIC EQUITY SECURITIES (COST $14,497,551)		17,333,371

	DOMESTIC PREFERRED EQUITY SECURITIES — 17.4%

	CONSUMER FINANCE — 2.9%
248,500	GMAC Capital Trust I, Inc.
	6.411%, Series 2 (a)	6,223,683

	MORTGAGE FINANCE — 12.2%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(b)	5,352,000
1,029,724	6.550%, Series Y (b)	3,882,059
396,000	5.100%, Series H (b)	2,712,600
98,355	6.000%, Series P (b)	737,653
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(b)	8,814,625
520,000	7.750%, Series S (a)(b)	2,433,600
500,000	6.750%, Series Q (b)	2,030,000

		25,962,537

	OIL & NATURAL GAS EXPLORATION — 0.6%
	Chesapeake Energy Corp.
47,200	5.000%	1,168,200
600	5.750% (c)	138,252
100	5.750% (c)	23,380

		1,329,832

	RETAIL DEPARTMENT STORES — 1.7%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	2,028,627
149,931	7.400% (d)(e)	1,581,772

		3,610,399

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $42,048,491)		37,126,451

Principal		Value

	DOMESTIC CORPORATE BONDS — 24.2%

	OIL & GAS DRILLING — 4.0%
$14,155,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	$8,519,895

	OIL & NATURAL GAS EXPLORATION — 7.1%
	Chesapeake Energy Corp.
10,850,000	7.250%, 12/15/2018	9,304,960
8,856,000	6.625%, 08/15/2020	5,815,735

		15,120,695

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
9,176,000	Homefed Corp.
	6.500%, 06/30/2018 (c)	9,316,393

	RETAIL DEPARTMENT STORES — 8.7%
23,738,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)(e)	18,311,879
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	61,712
11,000	6.750%, 01/15/2028 (d)(e)	7,241
40,000	6.500%, 12/01/2028 (d)(e)	26,252
50,000	7.000%, 06/01/2032 (d)(e)	32,825

		18,439,909

TOTAL DOMESTIC CORPORATE BONDS (COST $59,150,555)		51,396,892

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

Principal		Value

	FOREIGN CORPORATE BONDS — 20.2%

	CANADA — 20.2%

	METALS & MINING — 20.2%
	Imperial Metals Corp.
$47,700,000	7.000%, 03/15/2019 (c)	$43,058,790

TOTAL FOREIGN CORPORATE BONDS (COST $45,237,637)		43,058,790

	COMMERCIAL PAPER — 17.7%

	AUTOMOTIVE RETAIL — 2.8%
	AutoNation, Inc.
6,000,000	1.000%, 06/02/2016 (c)(f)	5,999,781

	DIVERSIFIED TELECOMMU-NICATIONS — 2.4%
	Telus Corp.
5,150,000	0.640%, 06/02/2016 (c)(f)	5,149,869

	ENERGY SERVICES — 2.4%
	Duke Energy Corp.
5,000,000	0.630%, 06/03/2016 (c)(f)	4,999,808

	LODGING — 2.4%
	Wyndham Worldwide Co.
5,000,000	0.900%, 06/07/2016 (c)(f)	4,999,349

	MULTIMEDIA — 2.8%
	Viacom, Inc.
6,000,000	1.000%, 06/01/2016 (c)(f)	5,999,924

	OIL & NATURAL GAS EXPLORATION — 2.8%
	Canadian Natural Resources Ltd.
6,000,000	1.200%, 06/07/2016 (c)(f)	5,999,242

	WIRELESS TELECOMMU- NICATION SERVICES — 2.1%
	Bell Canada
4,500,000	0.550%, 06/01/2016 (c)(f)	4,499,947

TOTAL COMMERCIAL PAPER (COST $37,647,905)		37,647,920

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$5,000,000	U.S. Treasury Bills 0.241%, 07/28/2016 (f)	$4,997,925
5,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	4,989,845

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,993,509)		9,987,770

Shares

	MONEY MARKET FUNDS — 4.7%
9,901,533	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35% (g)	9,901,533

TOTAL MONEY MARKET FUNDS (COST $9,901,533)		9,901,533

TOTAL INVESTMENTS — 97.0% (COST $218,477,181)		206,452,727
	OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%	6,306,931

NET ASSETS — 100.0%		$212,759,658

(a)	Variable rate security. Rates shown are the effective rates as of May 31, 2016.
(b)	Non-income producing security.
(c)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $90,184,735, which represents 42.39% of The Income Fund’s net assets.

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

(d)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $22,050,308, which represents 10.36% of The Income Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	05/31/2016 Carrying Value Per Unit
23,738,500	Sears Holdings Corp., 8.000%	08/17/2015-08/27/2015	$22,367,064	$77.14
95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$64.96
11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$65.83
40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$65.63
50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$65.65
178,106	Sears Roebuck Acceptance Corp., 7.000%	08/18/2015-08/28/2015	$2,550,795	$11.39
149,931	Sears Roebuck Acceptance Corp., 7.400%	08/18/2015-08/26/2015	$2,150,510	$10.55

(e)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of May 31, 2016.

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2016 (unaudited)

Assets
Investments, at Fair Value (Cost — $218,477,181)	$206,452,727
Receivable for Investments Sold	5,071,389
Interest Receivable	2,684,636
Receivable for Capital Shares Sold	40,565

Total Assets	214,249,317

Liabilities
Payable for Investments Purchased	1,265,506
Accrued Management Fees	174,095
Payable for Capital Shares Redeemed	50,058

Total Liabilities	1,489,659

NET ASSETS	$212,759,658

Net Assets Consist of:
Paid-In Capital	$223,208,158
Undistributed Net Investment Income	1,619,211
Accumulated Net Realized Loss on Investments and Foreign Currency Related Transactions	(43,257)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(12,024,454)

NET ASSETS	$212,759,658

Shares of Common Stock Outstanding* ($0.0001 par value)	20,063,030

Net Asset Value, Offering and Redemption Price Per Share ($212,759,658 / 20,063,030 shares)	$10.60

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2016
Investment Income
Interest	$6,082,575
Dividends	573,565

Total Investment Income	6,656,140

Expenses
Management Fees	1,031,637

Total Expenses	1,031,637

Net Investment Income	5,624,503

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	74,880
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(3,608,021)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(3,533,141)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,091,362

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (unaudited)	For the Fiscal Year Ended November 30, 2015
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$5,624,503	$9,134,678
Net Realized Gain on Investments and Foreign Currency Related Transactions	74,880	1,695,482
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(3,608,021)	(2,766,651)

Net Increase in Net Assets from Operations	2,091,362	8,063,509

From Dividends and Distributions to Shareholders
Net Investment Income	(5,968,335)	(8,626,519)
Net Realized Capital Gains from Investment Transactions	(1,662,820)	(2,939,655)

Net Decrease in Net Assets from Dividends and Distributions	(7,631,155)	(11,566,174)

From Capital Share Transactions
Proceeds from Sale of Shares	32,959,245	69,260,014
Shares Issued in Reinvestment of Dividends and Distributions	6,999,415	9,261,109
Cost of Shares Redeemed	(64,731,258)	(47,993,070)

Net Increase (Decrease) in Net Assets from Shareholder Activity	(24,772,598)	30,528,053

NET ASSETS
Net Increase (Decrease) in Net Assets	(30,312,391)	27,025,388
Net Assets at Beginning of Period	243,072,049	216,046,661

Net Assets at End of Period	$212,759,658	$243,072,049

Undistributed Net Investment Income at End of Period	$1,619,211	$1,963,043

SHARES TRANSACTIONS
Issued	3,342,532	6,273,697
Reinvested	703,420	867,545
Redeemed	(6,665,074)	(4,431,080)

Net Increase (Decrease) in Shares	(2,619,122)	2,710,162
Shares Outstanding at Beginning of Period	22,682,152	19,971,990

Shares Outstanding at End of Period	20,063,030	22,682,152

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2016 (unaudited)		For the Fiscal Year Ended November 30,
			2015		2014		2013		2012		2011
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.72		$10.82		$11.98		$10.02		$9.71		$10.70

Investment Operations
Net Investment Income(1)	0.27		0.45		0.22		0.46		0.97		0.64
Net Realized and Unrealized Gain (Loss) on Investments		(0.04)	0.03		(0.51)		2.12		0.31		(0.95)

Total from Investment Operations	0.23		0.48		(0.29)		2.58		1.28		(0.31)

Dividends and Distributions
From Net Investment Income		(0.28)	(0.43)		(0.19)		(0.62)		(0.97)		(0.64)
From Realized Capital Gains		(0.07)	(0.15)		(0.68)		—		—		(0.04)

Total Dividends and Distributions		(0.35)	(0.58)		(0.87)		(0.62)		(0.97)		(0.68)

NET ASSET VALUE, END OF PERIOD	$10.60		$10.72		$10.82		$11.98		$10.02		$9.71

TOTAL RETURN	2.42	%(2)	4.60%		(2.67)%		26.91%		13.45%		(3.24)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$212,760		$243,072		$216,047		$246,988		$257,430		$299,224
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(3)	1.00%		1.00%		1.00%		1.00%		1.00%
After Expenses Waived	1.00	%(3)(4)	1.00	%(4)	1.00	%(4)	1.00	%(4)	0.91	%(4)	0.67%
Ratio of Net Investment Income to Average Net Assets	5.45	%(3)	4.14%		1.94%		4.28%		9.53%		5.96%
Portfolio Turnover Rate	9.25	%(2)	67.05%		38.86%		42.87%		8.27%		91.67%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for The Income Fund expired.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 31.0%

	REAL ESTATE INVESTMENT TRUSTS — 19.8%
974,050	Seritage Growth Properties	$45,010,851

	RETAIL DEPARTMENT STORES — 10.1%
1,793,900	Sears Holdings Corp. (a)(b)	22,997,798

	RETAILER — 1.1%
140,000	Lands’ End, Inc. (c)	2,347,800

TOTAL DOMESTIC EQUITY SECURITIES (COST $108,428,071)		70,356,449

	FOREIGN EQUITY SECURITIES — 7.1%

	CANADA — 7.1%

	METALS & MINING — 4.9%
2,623,506	Imperial Metals Corp. (c)	11,043,392

	RETAIL DEPARTMENT STORES — 2.2%
1,800,543	Sears Canada, Inc. (c)	5,059,526

TOTAL FOREIGN EQUITY SECURITIES (COST $36,195,803)		16,102,918

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.8%

	MORTGAGE FINANCE — 16.8%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (c)(d)	$17,987,626
	Federal National Mortgage Association
4,301,200	7.750%, Series S (c)(d)	20,129,616

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		38,117,242

	WARRANTS — 9.8%

	DIVERSIFIED BANKS — 5.8%
3,308,861	Bank of America Corp., Vested, Strike Price $ 13.067, Expire 01/16/2019 (c)(e)	13,268,533

	MULTI-LINE INSURANCE — 3.1%
374,515	American International Group, Inc., Vested, Strike Price $ 44.734, Expire 01/19/2021 (c)(e)	7,070,843

	RETAIL DEPARTMENT STORES — 0.9%
474,266	Sears Holdings Corp., Vested, Strike Price $ 25.686, Expire 12/15/2019 (a)(b)(c)(e)	2,025,114

TOTAL WARRANTS (COST $15,336,597)		22,364,490

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 11.8%

	OIL & GAS DRILLING — 2.6%
$ 9,800,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	$5,898,620

	OIL & NATURAL GAS EXPLORATION — 9.2%
	Chesapeake Energy Corp.
13,755,000	7.250%, 12/15/2018	11,796,288
13,745,000	6.625%, 08/15/2020	9,026,341

		20,822,629

TOTAL DOMESTIC CORPORATE BONDS (COST $27,732,223)		26,721,249

	COMMERCIAL PAPER — 12.8%

	AUTOMOTIVE RETAIL — 2.9%
6,500,000	AutoNation, Inc.
	1.000%, 06/02/2016 (f)(g)	6,499,762

	HOME FURNISHINGS — 2.6%
6,000,000	Mohawk Industries, Inc.
	0.630%, 06/08/2016 (f)(g)	5,999,160

	LODGING — 2.5%
5,600,000	Wyndham Worldwide Co.
	0.900%, 06/07/2016 (f)(g)	5,599,270

	MULTIMEDIA — 2.2%
5,000,000	Viacom, Inc.
	1.000%, 06/01/2016 (f)(g)	4,999,937

	OIL & NATURAL GAS EXPLORATION — 2.6%
6,000,000	Canadian Natural Resources Ltd.
	1.200%, 06/07/2016 (f)(g)	5,999,242

TOTAL COMMERCIAL PAPER (COST $29,097,244)		29,097,371

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 4.4%
$5,000,000	U.S. Treasury Bills 0.241%, 07/28/2016 (g)	$4,997,925
5,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	4,989,845

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,993,509)		9,987,770

	MONEY MARKET FUNDS — 6.0%
13,566,299	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35% (h)	13,566,299

TOTAL MONEY MARKET FUNDS (COST $13,566,299)		13,566,299

TOTAL INVESTMENTS — 99.7% (COST $277,649,340)		226,313,788

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	662,822

NET ASSETS — 100.0%		$226,976,610

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

(a)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $25,022,912, which represents 11.02% of The Allocation Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2016 Carrying Value Per Unit
1,793,900	Sears Holdings Corp.	08/19/2011-12/11/2014	$65,137,769	$12.82
474,266	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/19/2014-11/24/2014	$3,323,528	$4.27

(b)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of May 31, 2016.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on May 31, 2016, had a conversion ratio of 1:1.11 and 1:1.006, respectively.

(f)

Restricted security as defined in Rule 144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $29,097,371, which represents 12.82% of The Allocation Fund’s net assets.

(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2016.

The accompanying notes are an integral part of financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2016 (unaudited)

Assets
Investments, at Fair Value (Cost — $277,649,340)	$226,313,788
Interest Receivable	944,742
Receivable for Investments Sold	54,469

Total Assets	227,312,999

Liabilities
Accrued Management Fees	190,865
Payable for Investments Purchased	145,462
Payable for Capital Shares Redeemed	62

Total Liabilities	336,389

NET ASSETS	$226,976,610

Net Assets Consist of:
Paid-In Capital	$278,652,256
Undistributed Net Investment Income	1,820,130
Accumulated Net Realized Loss on Investments and Foreign Currency Related Transactions	(2,160,224)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(51,335,552)

NET ASSETS	$226,976,610

Shares of Common Stock Outstanding* ($0.0001 par value)	28,189,129

Net Asset Value, Offering and Redemption Price Per Share ($226,976,610 / 28,189,129 shares)	$8.05

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the
Six Months Ended
May 31, 2016
Investment Income
Interest	$2,329,889
Dividends (net of $14,224 in foreign taxes withheld)	854,684

Total Investment Income	3,184,573

Expenses
Management Fees	1,156,925

Total Expenses	1,156,925

Net Investment Income	2,027,648

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions	(1,853,058)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(25,319,495)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(27,172,553)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(25,144,905)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Fiscal Year Ended November 30, 2015
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$2,027,648	$10,652,162
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(1,853,058)	36,408,291
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(25,319,495)	(76,862,855)

Net Decrease in Net Assets from Operations	(25,144,905)	(29,802,402)

From Dividends and Distributions to Shareholders
Net Investment Income	(8,437,431)	—
Net Realized Capital Gains from Investment Transactions	(36,408,537)	(34,099,921)

Net Decrease in Net Assets from Dividends and Distributions	(44,845,968)	(34,099,921)

From Capital Share Transactions
Proceeds from Sale of Shares	26,052,524	18,287,557
Shares Issued in Reinvestment of Dividends and Distributions	44,238,410	33,456,690
Redemption Fees	8,407	1,177
Cost of Shares Redeemed	(70,859,205)	(69,066,091)

Net Decrease in Net Assets from Shareholder Activity	(559,864)	(17,320,667)

NET ASSETS
Net Decrease in Net Assets	(70,550,737)	(81,222,990)
Net Assets at Beginning of Period	297,527,347	378,750,337

Net Assets at End of Period	$226,976,610	$297,527,347

Undistributed Net Investment Income at End of Period	$1,820,130	$8,229,913

SHARES TRANSACTIONS
Issued	3,270,876	1,597,157
Reinvested	5,323,515	2,973,928
Redeemed	(9,014,024)	(6,086,517)

Net Decrease in Shares	(419,633)	(1,515,432)
Shares Outstanding at Beginning of Period	28,608,762	30,124,194

Shares Outstanding at End of Period	28,189,129	28,608,762

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2016
											For the Period Ended
			For the Fiscal Year Ended November 30,
	(unaudited)		2015		2014		2013		2012		November 30, 2011(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$12.57		$13.82		$9.33		$8.29		$10.00

Investment Operations
Net Investment Income (Loss)(2)	0.07		0.35		(0.10)		(0.09)		0.07			(0.02)
Net Realized and Unrealized Gain (Loss) on Investments		(0.78)	(1.38)		(1.15)		4.64		0.97			(1.69)

Total from Investment Operations		(0.71)	(1.03)		(1.25)		4.55		1.04			(1.71)

Dividends and Distributions
From Net Investment Income		(0.31)	—		—		(0.06)		—		—
From Realized Capital Gains		(1.33)	(1.14)		—		—		—		—

Total Dividends and Distributions		(1.64)	(1.14)		—		(0.06)		—		—

Redemption Fees(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$8.05		$10.40		$12.57		$13.82		$9.33		$8.29

TOTAL RETURN	(7.36	)%(4)	(8.88)%		(9.04)%		49.09%		12.55%		(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$226,977		$297,527		$378,750		$359,470		$255,430		$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(5)	1.00%		1.00%		1.01	%(6)	1.00%		1.00	%(5)
After Expenses Waived	1.00	%(5)(7)	1.00	%(7)	1.00	%(7)	1.01	%(7)	0.92	%(7)	0.75	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.75	%(5)	3.09%		(0.73)%		(0.80)%		0.74%		(0.30	)%(5)
Portfolio Turnover Rate	5.47	%(4)	39.24%		33.15%		35.97%		26.96%		41.60	%(4)

(1)	The Allocation Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	0.01% is attributable to interest expense incurred outside of the 1.00% management fee.
(7)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for The Allocation Fund expired.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2016 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”), 200,000,000 shares have been allocated to the Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to the Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their respective objectives.

Note 2. Significant Accounting Policies

As an investment company, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2016, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2016, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Manager was deemed to be an affiliate of Sears Holdings

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Funds and other investment entities managed by the Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Company’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2016, is as follows:

	Valuation Inputs
		Level 2 – Other	Total
	Level 1 –	Significant	Fair Value
	Quoted Prices	Observable Inputs	at 5/31/16
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$3,982,666	$185,861,450	$189,844,116
Other Industries*	538,950,159	—	538,950,159
Foreign Equity Securities*	58,421,705	—	58,421,705
Domestic Preferred Equity Securities
Mortgage Finance	610,655,761	12,705,897	623,361,658
Retail Department Stores	—	162,523	162,523
Warrants
Retail Department Stores	—	949,302	949,302
Other Industries*	99,983,894	—	99,983,894
Domestic Corporate Bonds*	—	381,915,898	381,915,898
Foreign Corporate Bonds*	—	141,525,306	141,525,306
Commercial Paper*	—	589,883,291	589,883,291
U.S. Government Obligations	—	149,776,150	149,776,150
Money Market Funds	136,654,152	—	136,654,152

TOTAL INVESTMENTS	$1,448,648,337	$1,462,779,817	$2,911,428,154

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$17,333,371	$—	$17,333,371
Domestic Preferred Equity Securities
Mortgage Finance	23,249,937	2,712,600	25,962,537
Oil & Natural Gas Exploration	1,168,200	161,632	1,329,832
Retail Department Stores	—	3,610,399	3,610,399
Consumer Finance	6,223,683	—	6,223,683
Domestic Corporate Bonds*	—	51,396,892	51,396,892
Foreign Corporate Bonds*	—	43,058,790	43,058,790
Commercial Paper*	—	37,647,920	37,647,920
U.S. Government Obligations	—	9,987,770	9,987,770
Money Market Funds	9,901,533	—	9,901,533

TOTAL INVESTMENTS	$57,876,724	$148,576,003	$206,452,727

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

	Valuation Inputs
		Level 2 – Other	Total
	Level 1 –	Significant	Fair Value
	Quoted Prices	Observable Inputs	at 5/31/16
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$22,997,798	$22,997,798
Other Industries*	47,358,651	—	47,358,651
Foreign Equity Securities*	16,102,918	—	16,102,918
Domestic Preferred Equity Securities*	38,117,242	—	38,117,242
Warrants
Retail Department Stores	—	2,025,114	2,025,114
Other Industries*	20,339,376	—	20,339,376
Domestic Corporate Bonds*	—	26,721,249	26,721,249
Commercial Paper*	—	29,097,371	29,097,371
U.S. Government Obligations	—	9,987,770	9,987,770
Money Market Funds*	13,566,299	—	13,566,299

TOTAL INVESTMENTS	$135,484,486	$90,829,302	$226,313,788

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fairholme Fund and The Allocation Fund had transfers of $327,122,860 or 7.10% and $49,276,905 or 16.56%, respectively, of net assets as November 30, 2015 from Level 1 and Level 2 during the period ended May 31, 2016. Transfers from Level 1 to Level 2 are due to either the markets for investments were not considered active as of May 31, 2016 or Sears Holdings Corp. securities are considered control securities under Rule 144 and treated as restricted securities for valuation and liquidity purposes. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities.

The Income Fund did not have material transfers between Level 1 and Level 2 during the period ended May 31, 2016. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at May 31, 2016, or November 30, 2015.

Warrants: The Funds’ investments in warrants as of May 31, 2016, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the six months ended May 31, 2016, had an average monthly market value of approximately $327,934,040 and $33,447,614, respectively.

As of May 31, 2016, The Fairholme Fund’s and The Allocation Fund’s value of warrants with equity risk exposure of $100,933,196 and $22,364,490, respectively, is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2016, The Fairholme Fund’s and The Allocation Fund’s effect of the net change in unrealized appreciation of warrants with equity risk exposure of ($199,835,314) and ($20,638,997), respectively, is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statement of Operations, and realized gains from warrants with equity risk exposure of $30,454,075 and $3,653,068,

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

respectively, is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations.

Dividends and Distributions: The Funds record dividends and distributions to shareholders on the ex-dividend date. The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Funds intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund and The Allocation Fund during the six months ended May 31, 2016, and the fiscal year ended November 30, 2015, amounted to $175,194 and $240,567, and $8,407 and $1,177, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions, other brokerage fees, and registration fees during the period. The Fairholme Fund also paid legal expenses in connection with its investments in Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to each Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each Fund. The Manager is responsible pursuant to the Investment Management Agreement for

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

paying each Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of each Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions or in connection with securities owned by each Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against each Fund, and any other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for The Income Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit The Income Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that The Income Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of The Income Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012. For the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit The Income Fund’s operating expenses (excluding those expenses noted above) so that The Income Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of The Income Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of The Income Fund over the following three fiscal years. On November 30, 2015, reimbursements which were subject to recoupment by the Manager expired.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for The Allocation Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit The Allocation Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that The Allocation Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of The Allocation Fund’s daily average net assets for the period December 29, 2010 to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of The Allocation Fund over the following three fiscal years. On November 30, 2015, reimbursements which were subject to recoupment by the Manager expired.

The Manager earned $14,976,988, $1,031,637, and $1,156,925 from The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, for its services during the six months ended May 31, 2016.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, continues to have a significant personal stake in each Fund, holding an aggregate 5,590,671 shares, 1,250,120 shares, and 10,034,465 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2016.

A Director and Officers of the Funds are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2016, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$177,106,450	$1,174,140,737
The Income Fund	13,687,482	37,900,710
The Allocation Fund	10,241,190	58,666,222

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at May 31, 2016, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$4,065,150,919	$26,399,166	$(1,180,121,931)	$(1,153,722,765)
The Income Fund	218,594,928	5,320,663	(17,462,864)	(12,142,201)
The Allocation Fund	277,956,052	14,686,118	(66,328,382)	(51,642,264)

The difference between book basis and tax basis for The Fairholme Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s net unrealized depreciation is attributable to capitalized cost.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2016.

Each Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Manager has analyzed the Funds’ tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by each Fund were as follows:

	For the Six Months Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015
The Fairholme Fund

Dividends and Distributions paid from:
Ordinary Income*	$73,562,659	$6,221,462
Long-Term Capital Gain	1,509,019,832	531,841,585

	$1,582,582,491	$538,063,047

The Income Fund

Dividends and Distributions paid from:
Ordinary Income*	$6,496,344	$8,626,519
Long-Term Capital Gain	1,134,811	2,939,655

	$7,631,155	$11,566,174

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2016 (unaudited)

	For the Six Months Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015
The Allocation Fund

Dividends and Distributions paid from:
Ordinary Income*	$14,439,971	$—
Long-Term Capital Gain	30,405,997	34,099,921

	$44,845,968	$34,099,921

*	Inclusive of short-term capital gains

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held in The Fairholme Fund as of May 31, 2016, amounted to $1,048,492,822 representing approximately 35.93% of The Fairholme Fund’s net assets.

Transactions in The Fairholme Fund during the six months ended May 31, 2016, in which the issuer was an affiliate are as follows:

	November 30, 2015	Gross Additions	Gross Deductions	May 31, 2016
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	7,132,613	20,200	—	7,152,813	$30,109,067	$—	$—
Lands’ End, Inc.	2,415,527	—	—	2,415,527	40,508,388	—	—
NOW, Inc.(a)	6,266,800	—	6,266,800	—	—	4,747,689	—
Sears Holdings Corp.	14,219,873	277,900	—	14,497,773	185,861,450	—	—
Sears Canada, Inc.	9,685,672	390,000	—	10,075,672	28,312,638	—	—
Seritage Growth Properties	2,084,600	—	—	2,084,600	96,329,366	—	1,563,450
The St. Joe Co.	23,136,502	—	—	23,136,502	402,112,405	—
Sears Roebuck Acceptance Corp. 7.400%	15,405	—	—	15,405	162,523	—	14,250
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	222,319	—	—	222,319	949,302	—	—

Imperial Metals Corp. 7.000%, 03/15/2019	$156,780,000	$—	$ —	$156,780,000	141,525,306	—	6,700,980
Sears Holdings Corp. 6.625%, 10/15/2018	$ 22,022,000	$—	$14,307,000	$7,715,000	6,832,404	(1,522,470)	384,479
Sears Holdings Corp. 8.000%, 12/15/2019	$143,408,000	$—	$ —	$143,408,000	110,624,931	—	5,596,724
Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017	$ 823,000	$—	$ —	$823,000	691,896	—	34,337
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$ 6,886,000	$—	$ —	$6,886,000	4,473,146	—	294,361

Total					$1,048,492,822	$3,225,219	$14,588,581

(a)	Company is no longer considered an “affiliated company” at May 31, 2016

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2016 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how each Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2015, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Funds’ portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call (800) 732-0330 for information on the operation of the Public Reference Room).

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

PAUL R. THOMSON

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

CESAR L. ALVAREZ, Esq.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

HOWARD S. FRANK

STEVEN J. GILBERT, Esq.

AVIVITH OPPENHEIM, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard, Miami, FL 33137

Transfer Agent, Fund Accountant & Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street, Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	7/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	7/28/16

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	7/28/16

* Print the name and title of each signing officer under his or her signature.